INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Summary of tax expense	Tax expense is comprised of the following:

	For the years ended September 30,
	2018	2019	2020
Current tax	2,393	63	13
Deferred tax	—	—	—

Total	2,393	63	13

Summary of reconciliation between effective income tax rate and PRC statutory income tax rate
A reconciliation between the effective income tax rate and the PRC statutory income tax rate are as follows:

	For the years ended September 30,
	2018	2019	2020
PRC statutory tax rate	25%	25%	25%
Effect of different tax rates of group entities operating in other jurisdictions and preferential tax rates of group entities	—	—	0.5%
Tax effect of other expenses that are not deductible in determining taxable profit	(1.2%)	(2.4%)	(0.3%)
Tax effect of loss on disposal of long-term assets	—	—	(7.6%)
Effect of change in valuation allowance	(24.3%)	(22.6%)	(17.6%)

Effective tax rate	(0.5%)	(0.0%)	(0.0%)

Summary of principal components of deferred income tax assets
The principal components of the Group’s deferred income tax assets as of September 30, 2019 and 2020 are as follows:

	As of September 30,
	2019	2020
Deferred tax assets:
Net losses carryforward	166,302	268,477
Impairment loss on long-term assets	—	263,774
Other accrued expenses	160,075	21,322
Deferred rent	—	53,757
Advertising expenses	12,587	12,592
Valuation allowance	(338,964)	(619,922)

Total deferred tax assets	—	—

Summary of movement of valuation allowance
Movement of the valuation allowance is as follows:

Balance as of September 30, 2017	112,256
Addition	120,935
Write off	—

Balance as of September 30, 2018	233,191
Addition	105,773
Write off	—

Balance as of September 30, 2019	338,964
Addition	280,958
Write off	—

Balance as of September 30, 2020	619,922